Commitments and contingent liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense	$ 100	$ 104	$ 120
Guarantee For Performance Of Lease Agreement	26
Operating Leases, Rent Expense, Net	46	43	$ 25
Parent [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Guarantee For Performance Of Lease Agreement	13
NonCurrent Assets [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Guarantee For Performance Of Lease Agreement	11
Prepaid Expenses [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Guarantee For Performance Of Lease Agreement	2
Subsidiaries [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense	$ 80	$ 36